Expense Example, No Redemption (Vanguard Strategic Small-Cap Equity Fund Retail)	Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	122
5 YEAR	213
10 YEAR	480